Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 8,988	$ 10,331
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating lease liabilities	$ 11,044
Weighted-average discount rate	4.75%
Weighted-average remaining lease term	4 years
Other Liabilities
Lessee Lease Description [Line Items]
Operating lease liabilities	$ 11,044	$ 12,636